Segment Reporting and Foreign Operations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Segment Reporting and Foreign Operations [Abstract]
Schedule of financial data by business segment
	Indoor Positioning Analytics	Infrastructure	Consolidated

For the Three Months Ended September 30, 2017:

Net revenues	$871	$11,053	$11,924
Cost of net revenues	$(266)	$(9,407)	$(9,673)
Gross profit	$605	$1,646	$2,251
Gross margin %	69%	15%	19%
Depreciation and amortization	$122	$369	$491
Amortization of intangibles	$808	$519	$1,327

For the Three Months Ended September 30, 2016:

Net revenues	$1,368	$9,872	$11,240
Cost of net revenues	$(488)	$(7,654)	$(8,142)
Gross profit	$880	$2,218	$3,098
Gross margin %	64%	22%	28%
Depreciation and amortization	$128	$206	$334
Amortization of intangibles	$864	$192	$1,056

For the Nine Months Ended September 30, 2017:

Net revenues	$3,006	$37,496	$40,502
Cost of net revenues	$(990)	$(30,588)	$(31,578)
Gross profit	$2,016	$6,908	$8,924
Gross margin %	67%	18%	22%
Depreciation and amortization	$290	$1,034	$1,324
Amortization of intangibles	$2,537	$1,557	$4,094

For the Nine Months Ended September 30, 2016:

Net revenues	$3,674	$34,985	$38,659
Cost of net revenues	$(1,065)	$(27,105)	$(28,170)
Gross profit	$2,609	$7,880	$10,489
Gross margin %	71%	23%	27%
Depreciation and amortization	$309	$575	$884
Amortization of intangibles	$2,593	$576	$3,169

	Mobile, IoT & Big Data Products	Storage and Computing	SaaS Revenues	Professional Services	Consolidated
Twelve Months Ended December 31, 2016:

Net revenues	$1,617	$36,071	$3,258	$12,221	$53,167
Cost of net revenues	$(553)	$(28,472)	$(938)	$(8,277)	$(38,240)
Gross profit	$1,064	$7,599	$2,320	$3,944	$14,927
Gross margin %	66%	21%	71%	32%	28%
Depreciation and amortization	$474	$832	$24	$3	$1,333
Amortization of intangibles	$2,913	$871	$544	$—	$4,328

Twelve Months Ended December 31, 2015:

Net revenues	$1,651	$49,978	$3,692	$11,636	$66,957
Cost of net revenues	$(510)	$(40,295)	$(824)	$(5,999)	$(47,628)
Gross profit	$1,141	$9,683	$2,868	$5,637	$19,329
Gross margin %	69%	19%	78%	48%	29%
Depreciation and amortization	$164	$122	$111	$2	$399
Amortization of intangibles	$2,681	$769	$544	$—	$3,994

Schedule of reconciliation of reportable segments' combined income from operations to the consolidated loss before income taxes
	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2017	2016	2017	2016
Income from operations of reportable segments	$2,251	$3,098	$8,924	$10,489
Unallocated operating expenses	(16,845)	(7,240)	(34,105)	(22,761)
Interest expense	(694)	(639)	(2,721)	(1,037)
Other income (expense)	656	61	799	108
Loss from discontinued operations	(9)	--	(26)	--
Consolidated loss before income taxes	$(14,641)	$(4,720)	$(27,129)	$(13,201)

	For the Years Ended December 31,
	2016	2015
Income from operations of reportable segments	$14,927	$19,329
Unallocated operating expenses	(38,650)	(30,741)
Interest expense	(1,743)	(448)
Other income (expense)	(1,279)	151
Loss from discontinued operations	(758)	(20)
Consolidated net loss	$(27,503)	$(11,729)

Schedule of financial data by geographic area
	United		Saudi
	States	Canada	Arabia	Eliminations	Total
For the Three Months Ended September 30, 2017:
Revenues by geographic area	$11,917	$7	$--	$--	$11,924
Operating loss by geographic area	$(14,097)	$(497)	$--	$--	$(14,594)
Net income (loss) by geographic area	$(14,135)	$(497)	$(9)	$--	$(14,641)

For the Three Months Ended September 30, 2016:
Revenues by geographic area	$11,231	$9	$--	$--	$11,240
Operating loss by geographic area	$(3,622)	$(511)	$(9)	$--	$(4,142)
Net loss by geographic area	$(4,200)	$(511)	$(9)	$--	$(4,720)

For the Nine Months Ended September 30, 2017:
Revenues by geographic area	$40,368	$134	$--	$--	$40,502
Operating loss by geographic area	$(23,834)	$(1,347)	$--	$--	$(25,181)
Net loss by geographic area	$(25,756)	$(1,347)	$(26)	$--	$(27,129)

For the Nine Months Ended September 30, 2016:
Revenues by geographic area	$38,605	$54	$--	$--	$38,659
Operating loss by geographic area	$(10,903)	$(1,344)	$(25)	$--	$(12,272)
Net loss by geographic area	$(11,832)	$(1,344)	$(25)	$--	$(13,201)

As of September 30, 2017:
Identifiable assets by geographic area	$34,591	$591	$23	$--	$35,205
Long lived assets by geographic area	$16,981	$397	$--	$--	$17,378

As of December 31, 2016:
Identifiable assets by geographic area	$66,050	$400	$23	$--	$66,473
Long lived assets by geographic area	$29,843	$319	$--	$--	$30,162

	United States	Canada	Saudi Arabia	Eliminations	Total
Year Ended December 31, 2016:
Revenues by geographic area	$53,348	$54	$—	$(235)	$53,167
Operating loss by geographic area	$(21,838)	$(1,860)	$(25)	$—	$(23,723)
Net loss by geographic area	$(24,861)	$(1,860)	$(782)	$—	$(27,503)

Year Ended December 31, 2015:
Revenues by geographic area	$66,916	$41	$—	$—	$66,957
Operating loss by geographic area	$(10,412)	$(1,000)	$—	$—	$(11,412)
Net loss by geographic area	$(13,691)	$1,983	$(21)	$—	$(11,729)

As of December 31, 2016:
Identifiable assets by geographic area	$66,050	$400	$23	$—	$66,473
Long lived assets by geographic area	$29,843	$319	$—	$—	$30,162

As of December 31, 2015:
Identifiable assets by geographic area	$67,538	$405	$772	$—	$68,715
Long lived assets by geographic area	$32,759	$241	$—	$—	$33,000